LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.47%
Aerospace & Defense–4.57%
†Axon Enterprise, Inc.	19,016	$10,001,465
BWX Technologies, Inc.	4,016	396,179
HEICO Corp.	12,900	3,446,751
Hexcel Corp.	24,903	1,363,688
Howmet Aerospace, Inc.	113,392	14,710,344
†Loar Holdings, Inc.	6,100	430,965
Melrose Industries PLC	152,589	941,903
†Standardaero, Inc.	13,821	368,192
TransDigm Group, Inc.	876	1,211,762
		32,871,249
Banks–0.48%
†NU Holdings Ltd. Class A	340,200	3,483,648
		3,483,648
Beverages–0.24%
†Celsius Holdings, Inc.	12,700	452,374
Primo Brands Corp. Class A	35,800	1,270,542
		1,722,916
Biotechnology–3.69%
†Alkermes PLC	12,200	402,844
†Alnylam Pharmaceuticals, Inc.	14,925	4,030,048
†Argenx SE ADR	1,292	764,690
†Ascendis Pharma AS ADR	32,102	5,003,418
†Avidity Biosciences, Inc.	9,100	268,632
†BeiGene Ltd. ADR	1,900	517,123
†Blueprint Medicines Corp.	3,500	309,785
†Exact Sciences Corp.	9,300	402,597
†Insmed, Inc.	5,100	389,079
†Krystal Biotech, Inc.	2,000	360,600
†Legend Biotech Corp. ADR	49,523	1,680,315
†Madrigal Pharmaceuticals, Inc.	1,225	405,757
†Natera, Inc.	57,537	8,136,307
†Neurocrine Biosciences, Inc.	13,927	1,540,326
†Nuvalent, Inc. Class A	4,300	304,956
†Revolution Medicines, Inc.	8,600	304,096
†Sarepta Therapeutics, Inc.	10,100	644,582
†Summit Therapeutics, Inc.	19,200	370,368
†Ultragenyx Pharmaceutical, Inc.	4,700	170,187
†United Therapeutics Corp.	1,200	369,924
†Vaxcyte, Inc.	5,250	198,240
		26,573,874
Broadline Retail–0.95%
†Coupang, Inc.	291,018	6,382,025
†Ollie's Bargain Outlet Holdings, Inc.	3,675	427,623
		6,809,648
Building Products–1.22%
AAON, Inc.	6,900	539,097
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems, Inc.	3,600	$391,140
†AZEK Co., Inc.	92,813	4,537,628
Carlisle Cos., Inc.	900	306,450
Lennox International, Inc.	3,975	2,229,299
†Trex Co., Inc.	13,500	784,350
		8,787,964
Capital Markets–8.52%
Ameriprise Financial, Inc.	11,400	5,518,854
ARES Management Corp. Class A	59,883	8,779,447
Blue Owl Capital, Inc.	58,800	1,178,352
Carlyle Group, Inc.	79,686	3,473,513
†Coinbase Global, Inc. Class A	19,400	3,341,262
Evercore, Inc. Class A	3,677	734,370
LPL Financial Holdings, Inc.	31,042	10,155,080
Morningstar, Inc.	16,619	4,983,539
MSCI, Inc.	17,060	9,647,430
Nasdaq, Inc.	22,910	1,737,953
†Robinhood Markets, Inc. Class A	49,081	2,042,751
StepStone Group, Inc. Class A	7,350	383,890
Stifel Financial Corp.	11,400	1,074,564
TPG, Inc.	69,542	3,298,377
Tradeweb Markets, Inc. Class A	33,506	4,974,301
		61,323,683
Chemicals–0.06%
RPM International, Inc.	3,637	420,728
		420,728
Commercial Services & Supplies–1.78%
†ACV Auctions, Inc. Class A	127,391	1,794,939
†Clean Harbors, Inc.	2,100	413,910
†Copart, Inc.	95,107	5,382,105
GFL Environmental, Inc.	82,475	3,984,367
Republic Services, Inc.	1,725	417,726
Rollins, Inc.	7,948	429,431
Waste Connections, Inc.	2,125	414,779
		12,837,257
Communications Equipment–0.05%
†Ciena Corp.	6,000	362,580
		362,580
Construction & Engineering–0.86%
†API Group Corp.	10,700	382,632
Comfort Systems USA, Inc.	4,875	1,571,359
Quanta Services, Inc.	15,088	3,835,068
WillScot Holdings Corp.	13,900	386,420
		6,175,479
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.83%
Vulcan Materials Co.	25,746	$6,006,542
		6,006,542
Consumer Staples Distribution & Retail–1.17%
†BJ's Wholesale Club Holdings, Inc.	32,132	3,666,261
Casey's General Stores, Inc.	4,020	1,744,841
†Performance Food Group Co.	10,600	833,478
†U.S. Foods Holding Corp.	33,600	2,199,456
		8,444,036
Diversified Consumer Services–1.03%
†Bright Horizons Family Solutions, Inc.	49,061	6,232,710
†Duolingo, Inc.	2,450	760,823
Service Corp. International	5,200	417,040
		7,410,573
Diversified Telecommunication Services–0.00%
†=πSocure, Inc.	5,095	21,195
		21,195
Electrical Equipment–1.62%
AMETEK, Inc.	27,444	4,724,210
Hubbell, Inc.	6,435	2,129,406
Vertiv Holdings Co. Class A	66,957	4,834,295
		11,687,911
Electronic Equipment, Instruments & Components–0.49%
Badger Meter, Inc.	1,825	347,206
CDW Corp.	7,186	1,151,628
†Celestica, Inc.	3,100	244,311
†Coherent Corp.	4,300	279,242
Corning, Inc.	15,600	714,168
†Keysight Technologies, Inc.	2,594	388,504
†Zebra Technologies Corp. Class A	1,425	402,648
		3,527,707
Energy Equipment & Services–0.10%
Noble Corp. PLC	10,900	258,330
TechnipFMC PLC	13,400	424,646
		682,976
Entertainment–6.14%
†Liberty Media Corp.-Liberty Formula One Class C	9,000	810,090
†Live Nation Entertainment, Inc.	72,436	9,458,693
†ROBLOX Corp. Class A	117,392	6,842,779
†Spotify Technology SA	18,929	10,411,518
†Take-Two Interactive Software, Inc.	51,335	10,639,179
TKO Group Holdings, Inc.	39,804	6,082,449
		44,244,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–1.48%
†Block, Inc.	88,276	$4,796,035
Corebridge Financial, Inc.	15,200	479,864
†Corpay, Inc.	8,880	3,096,634
†=πIcapital, Inc.	16,357	228,993
†Shift4 Payments, Inc. Class A	4,600	375,866
†Toast, Inc. Class A	50,800	1,685,036
		10,662,428
Food Products–0.04%
†Freshpet, Inc.	3,350	278,620
		278,620
Ground Transportation–1.04%
†Lyft, Inc. Class A	34,100	404,767
Old Dominion Freight Line, Inc.	25,250	4,177,613
†Saia, Inc.	3,905	1,364,524
†XPO, Inc.	14,150	1,522,257
		7,469,161
Health Care Equipment & Supplies–3.60%
Alcon AG	4,300	408,199
†Dexcom, Inc.	83,151	5,678,382
†Globus Medical, Inc. Class A	5,100	373,320
†IDEXX Laboratories, Inc.	11,956	5,020,922
†Inspire Medical Systems, Inc.	2,400	382,272
†Insulet Corp.	7,200	1,890,792
†Lantheus Holdings, Inc.	4,275	417,240
†Masimo Corp.	35,429	5,902,471
†Penumbra, Inc.	4,100	1,096,381
ResMed, Inc.	7,050	1,578,143
STERIS PLC	13,988	3,170,380
		25,918,502
Health Care Providers & Services–2.08%
Cardinal Health, Inc.	21,900	3,017,163
Cencora, Inc.	30,800	8,565,172
Chemed Corp.	675	415,341
Encompass Health Corp.	13,100	1,326,768
†Molina Healthcare, Inc.	1,300	428,207
Quest Diagnostics, Inc.	2,500	423,000
†Tenet Healthcare Corp.	6,200	833,900
		15,009,551
Health Care Technology–1.16%
†Veeva Systems, Inc. Class A	36,146	8,372,498
		8,372,498
Hotels, Restaurants & Leisure–5.31%
Aramark	66,773	2,305,004
†Cava Group, Inc.	8,500	734,485
†Chipotle Mexican Grill, Inc.	55,045	2,763,809
Churchill Downs, Inc.	7,000	777,490
Darden Restaurants, Inc.	7,000	1,454,320
Domino's Pizza, Inc.	1,650	758,093
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	2,025	$370,109
†DraftKings, Inc. Class A	178,066	5,913,572
†Dutch Bros, Inc. Class A	6,000	370,440
Expedia Group, Inc.	17,814	2,994,533
Hilton Worldwide Holdings, Inc.	18,450	4,198,298
Hyatt Hotels Corp. Class A	36,670	4,492,075
Las Vegas Sands Corp.	29,000	1,120,270
†Light & Wonder, Inc.	5,300	459,033
†Planet Fitness, Inc. Class A	8,400	811,524
Royal Caribbean Cruises Ltd.	17,125	3,518,160
†Sweetgreen, Inc. Class A	46,104	1,153,522
Texas Roadhouse, Inc.	9,900	1,649,637
†Viking Holdings Ltd.	10,355	411,611
Wingstop, Inc.	8,691	1,960,516
		38,216,501
Household Durables–0.14%
†NVR, Inc.	57	412,930
†SharkNinja, Inc.	3,800	316,958
†TopBuild Corp.	900	274,455
		1,004,343
Household Products–0.25%
Church & Dwight Co., Inc.	16,033	1,765,073
		1,765,073
Independent Power and Renewable Electricity Producers–1.20%
Vistra Corp.	73,694	8,654,623
		8,654,623
Industrial REITs–0.10%
Rexford Industrial Realty, Inc.	7,800	305,370
Terreno Realty Corp.	6,400	404,608
		709,978
Insurance–2.14%
Allstate Corp.	7,300	1,511,611
Arch Capital Group Ltd.	4,450	428,001
Arthur J Gallagher & Co.	24,910	8,599,928
Brown & Brown, Inc.	16,200	2,015,280
Hartford Insurance Group, Inc.	3,399	420,558
Kinsale Capital Group, Inc.	2,525	1,228,943
Ryan Specialty Holdings, Inc.	16,000	1,181,920
		15,386,241
Interactive Media & Services–0.42%
†Pinterest, Inc. Class A	87,400	2,709,400
†Reddit, Inc. Class A	2,896	303,790
		3,013,190
IT Services–3.12%
†Cloudflare, Inc. Class A	52,536	5,920,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†EPAM Systems, Inc.	2,948	$497,740
†Gartner, Inc.	19,001	7,975,480
†Globant SA	2,200	258,984
†GoDaddy, Inc. Class A	19,075	3,436,170
†MongoDB, Inc.	1,950	342,030
†Okta, Inc.	35,888	3,776,135
†Twilio, Inc. Class A	2,850	279,044
		22,485,865
Life Sciences Tools & Services–1.59%
Agilent Technologies, Inc.	29,230	3,419,325
†Bio-Rad Laboratories, Inc. Class A	1,500	365,340
Bio-Techne Corp.	40,417	2,369,649
†IQVIA Holdings, Inc.	2,250	396,675
†Medpace Holdings, Inc.	1,300	396,097
†Mettler-Toledo International, Inc.	348	410,957
†Repligen Corp.	3,019	384,137
Revvity, Inc.	3,300	349,140
†Tempus AI, Inc.	5,533	266,912
†Waters Corp.	8,298	3,058,394
		11,416,626
Machinery–1.14%
Esab Corp.	3,387	394,586
†RBC Bearings, Inc.	1,225	394,168
†Symbotic, Inc.	14,000	282,940
Westinghouse Air Brake Technologies Corp.	39,288	7,124,879
		8,196,573
Media–0.44%
†Trade Desk, Inc. Class A	58,162	3,182,625
		3,182,625
Metals & Mining–0.06%
Steel Dynamics, Inc.	3,225	403,383
		403,383
Oil, Gas & Consumable Fuels–3.90%
Cameco Corp.	34,849	1,434,385
Cheniere Energy, Inc.	42,740	9,890,036
Coterra Energy, Inc.	14,000	404,600
Diamondback Energy, Inc.	2,500	399,700
Expand Energy Corp.	48,435	5,391,784
Magnolia Oil & Gas Corp. Class A	15,300	386,478
Matador Resources Co.	7,550	385,730
Permian Resources Corp.	55,200	764,520
Targa Resources Corp.	30,200	6,054,194
Viper Energy, Inc.	66,022	2,980,893
		28,092,320
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	7,100	$653,058
		653,058
Personal Care Products–0.20%
†elf Beauty, Inc.	6,735	422,890
†Oddity Tech Ltd. Class A	23,726	1,026,387
		1,449,277
Pharmaceuticals–0.05%
†Verona Pharma PLC ADR	5,600	355,544
		355,544
Professional Services–4.84%
Booz Allen Hamilton Holding Corp.	21,081	2,204,651
Broadridge Financial Solutions, Inc.	13,061	3,166,770
†CACI International, Inc. Class A	900	330,228
Equifax, Inc.	1,625	395,785
†FTI Consulting, Inc.	2,300	377,384
KBR, Inc.	7,200	358,632
†Parsons Corp.	6,500	384,865
Paychex, Inc.	15,500	2,391,340
†Paylocity Holding Corp.	7,500	1,405,050
TransUnion	69,548	5,771,788
Verisk Analytics, Inc.	45,722	13,607,782
†Verra Mobility Corp.	17,700	398,427
Wolters Kluwer NV	26,031	4,052,927
		34,845,629
Real Estate Management & Development–1.49%
†CBRE Group, Inc. Class A	40,095	5,243,624
†CoStar Group, Inc.	62,796	4,975,327
FirstService Corp.	3,000	497,850
		10,716,801
Residential REITs–0.05%
Equity LifeStyle Properties, Inc.	5,900	393,530
		393,530
Retail REITs–0.21%
Simon Property Group, Inc.	9,150	1,519,632
		1,519,632
Semiconductors & Semiconductor Equipment–1.63%
Entegris, Inc.	12,041	1,053,347
†First Solar, Inc.	2,340	295,846
†Impinj, Inc.	2,300	208,610
†Lattice Semiconductor Corp.	13,600	713,320
†MACOM Technology Solutions Holdings, Inc.	3,000	301,140
MKS Instruments, Inc.	4,000	320,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	13,568	$7,869,169
†Onto Innovation, Inc.	2,925	354,920
†Rambus, Inc.	12,500	647,187
		11,764,139
Software–15.53%
†Appfolio, Inc. Class A	1,875	412,313
†AppLovin Corp. Class A	30,100	7,975,597
†Bill Holdings, Inc.	10,542	483,772
†Braze, Inc. Class A	10,100	364,408
†Cadence Design Systems, Inc.	11,585	2,946,413
†=πCanva, Inc.	218	412,628
†CCC Intelligent Solutions Holdings, Inc.	35,300	318,759
†Clearwater Analytics Holdings, Inc. Class A	12,800	343,040
†Confluent, Inc. Class A	31,012	726,921
Constellation Software, Inc.	2,073	6,565,045
†CyberArk Software Ltd.	2,275	768,950
†=πDatabricks, Inc.	10,218	945,165
†Datadog, Inc. Class A	72,710	7,213,559
†Descartes Systems Group, Inc.	4,050	408,362
†Docusign, Inc.	25,900	2,108,260
†Dynatrace, Inc.	28,312	1,334,911
†Elastic NV	29,615	2,638,697
†Fair Isaac Corp.	2,450	4,518,192
†Fortinet, Inc.	4,100	394,666
†Guidewire Software, Inc.	55,319	10,364,568
†HubSpot, Inc.	17,393	9,936,447
†Manhattan Associates, Inc.	15,530	2,687,311
†Monday.com Ltd.	2,100	510,636
†Nutanix, Inc. Class A	15,700	1,096,017
†Palantir Technologies, Inc. Class A	237,493	20,044,409
Pegasystems, Inc.	14,371	999,072
†Procore Technologies, Inc.	6,459	426,423
†PTC, Inc.	25,616	3,969,199
†Q2 Holdings, Inc.	23,355	1,868,634
†Rubrik, Inc. Class A	5,100	310,998
†SailPoint, Inc.	37,215	697,781
†Samsara, Inc. Class A	10,000	383,300
†SentinelOne, Inc. Class A	25,189	457,936
†ServiceNow, Inc.	3,759	2,992,690
†ServiceTitan, Inc. Class A	8,570	815,093
†=πSnyk Ltd.	23,071	182,722
†=πTanium, Inc. Class B	9,649	50,754
†Tyler Technologies, Inc.	18,062	10,501,066
†Zscaler, Inc.	13,250	2,629,065
		111,803,779
Specialized REITs–0.44%
CubeSmart	10,200	435,642
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	21,850	$1,879,974
Lamar Advertising Co. Class A	7,219	821,378
		3,136,994
Specialty Retail–3.83%
†AutoZone, Inc.	115	438,470
†Burlington Stores, Inc.	30,346	7,232,362
†Carvana Co.	5,250	1,097,670
Dick's Sporting Goods, Inc.	1,900	382,964
†Floor & Decor Holdings, Inc. Class A	15,720	1,264,988
†O'Reilly Automotive, Inc.	3,613	5,175,912
†RH	1,100	257,851
Ross Stores, Inc.	23,450	2,996,675
Tractor Supply Co.	107,987	5,950,084
†Ulta Beauty, Inc.	5,400	1,979,316
Williams-Sonoma, Inc.	5,224	825,914
		27,602,206
Technology Hardware, Storage & Peripherals–0.46%
†Pure Storage, Inc. Class A	30,300	1,341,381
†Super Micro Computer, Inc.	57,900	1,982,496
		3,323,877
Textiles, Apparel & Luxury Goods–0.65%
†Birkenstock Holding PLC	8,500	389,725
†Deckers Outdoor Corp.	23,050	2,577,221
†On Holding AG Class A	9,100	399,672
†Skechers USA, Inc. Class A	7,300	414,494
VF Corp.	57,562	893,362
		4,674,474
Trading Companies & Distributors–0.99%
†Core & Main, Inc. Class A	15,500	748,805
Fastenal Co.	63,450	4,920,547
Ferguson Enterprises, Inc.	2,475	396,569
FTAI Aviation Ltd.	2,900	321,987
†SiteOne Landscape Supply, Inc.	2,800	340,032
United Rentals, Inc.	625	391,688
		7,119,628
Total Common Stock (Cost $468,656,242)		672,991,343
CONVERTIBLE PREFERRED STOCKS–0.53%
†=πCanva, Inc. Series A	13	24,606
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
†=πCaris Life Sciences, Inc. Series D	39,051	$192,131
†=πDatabricks, Inc. Series F	23,328	2,157,840
†=πDatabricks, Inc. Series G	2,475	228,937
†=πDatabricks, Inc. Series H	5,901	545,842
†=πDataRobot, Inc. Series G	15,766	45,091
†=πRappi, Inc. Series E	9,859	215,025
†=πSnyk Ltd. Series F	38,665	306,227
†=πSocure, Inc. Series A	6,193	25,763
†=πSocure, Inc. Series A-1	5,083	21,145
†=πSocure, Inc. Series B	92	383
†=πSocure, Inc. Series E	11,781	49,009
Total Convertible Preferred Stocks (Cost $3,196,347)		3,811,999
WARRANT–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–4.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	30,443,261	30,443,261
Total Money Market Fund (Cost $30,443,261)		30,443,261

	Principal Amount°
SHORT-TERM INVESTMENTS–0.58%
AGENCY OBLIGATIONS–0.58%
≠Federal Home Loan Bank Discount Notes 4.09% 4/1/25	1,612,000	1,612,000
≠Federal Home Loan Mortgage Corp. Discount Notes 4.10% 4/1/25	607,000	607,000
≠Federal National Mortgage Association Discount Notes 4.09% 4/1/25	1,994,000	1,994,000
		4,213,000
Total Short-Term Investments (Cost $4,213,000)		4,213,000

TOTAL INVESTMENTS–98.81% (Cost $506,508,850)	711,459,603
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	8,574,959
NET ASSETS APPLICABLE TO 37,095,745 SHARES OUTSTANDING–100.00%	$720,034,562

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $5,653,456, which represented 0.79% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$412,628
Canva, Inc. Series A	11/4/2021	22,162	24,606
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	192,131
Databricks, Inc.	7/24/2020	163,573	945,165
Databricks, Inc. Series F	10/22/2019	333,967	2,157,840
Databricks, Inc. Series G	2/1/2021	146,328	228,937
Databricks, Inc. Series H	8/31/2021	433,630	545,842
DataRobot, Inc. Series G	6/11/2021	431,364	45,091
Icapital, Inc.	3/17/2025	228,993	228,993
Rappi, Inc. Series E	9/8/2020	589,036	215,025
Snyk Ltd.	9/3/2021	330,942	182,722
Snyk Ltd. Series F	9/3/2021	551,575	306,227
Socure, Inc.	12/22/2021	81,870	21,195
Socure, Inc. Series A	12/22/2021	99,513	25,763
Socure, Inc. Series A-1	12/22/2021	81,677	21,145
Socure, Inc. Series B	12/22/2021	1,478	383
Socure, Inc. Series E	10/27/2021	189,304	49,009
Tanium, Inc. Class B	9/24/2020	109,952	50,754
Total		$4,483,267	$5,653,456

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(62)	E-mini MSCI Emerging Markets Index	$(3,443,480)	$(3,538,109)	6/20/25	$94,629	$—
(245)	E-mini S&P 500 Index	(69,252,313)	(69,652,634)	6/20/25	400,321	—
(318)	E-mini S&P MidCap 400 Index	(93,447,480)	(94,461,604)	6/20/25	1,014,124	—
Total Futures Contracts					$1,509,074	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
LVIP Blended Mid Cap Managed Volatility Fund–7